Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property plant and equipment by class of assets

	Land, buildings and improvement	Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2020	4,450	70,378	21,952	40,897	21,588	159,265
Additions	-	4,587	3,090	365	4,338	12,380
Additions to / review of estimates of decommissioning costs	-	-	-	5,421	-	5,421
Capitalized borrowing costs	-	-	941	-	-	941
Write-offs	(4)	(438)	(461)	(187)	(1,271)	(2,361)
Transfers	(258)	2,676	(3,175)	1,336	(21)	558
Transfers to assets held for sale	(8)	(226)	27	(848)	(13)	(1,068)
Depreciation, amortization and depletion	(142)	(4,298)	-	(3,864)	(4,022)	(12,326)
Impairment recognition	(14)	(7,293)	(2,855)	(4,603)	(337)	(15,102)
Impairment reversal	-	5,542	482	1,612	124	7,760
Cumulative translation adjustment	(981)	(12,248)	(4,558)	(8,963)	(4,517)	(31,267)
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Cost	5,450	107,199	27,544	60,902	23,780	224,875
Accumulated depreciation, amortization, depletion and impairment (****)	(2,407)	(48,519)	(12,101)	(29,736)	(7,911)	(100,674)
Balance at December 31, 2020	3,043	58,680	15,443	31,166	15,869	124,201
Additions	-	1,650	5,761	5	6,954	14,370
Additions to / review of estimates of decommissioning costs	-	-	-	(1,069)	-	(1,069)
Capitalized borrowing costs	-	-	971	-	-	971
Signature Bonuses Transfers (note 24)	-	-	-	11,629	-	11,629
Write-offs	(38)	(588)	(599)	(1,645)	(279)	(3,149)
Transfers	(295)	2,934	(3,160)	1,781	3	1,263
Transfers to assets held for sale	(53)	(2,776)	(575)	(822)	(14)	(4,240)
Depreciation, amortization and depletion	(97)	(4,235)	-	(4,342)	(4,281)	(12,955)
Impairment recognition (note 25)	-	(377)	(1)	(27)	(4)	(409)
Impairment reversal (note 25)	-	1,796	114	1,879	34	3,823
Cumulative translation adjustment	(177)	(3,958)	(1,032)	(2,708)	(1,230)	(9,105)
Balance at December 31, 2021	2,383	53,126	16,922	35,847	17,052	125,330
Cost	4,080	98,085	25,954	61,906	26,382	216,407
Accumulated depreciation, amortization, depletion and impairment (****)	(1,697)	(44,959)	(9,032)	(26,059)	(9,330)	(91,077)
Balance at December 31, 2021	2,383	53,126	16,922	35,847	17,052	125,330
Weighted average useful life in years	40 (25 to 50) (except land)	20 (3 to 31)		Units of production method	8 (2 to 47)
(*)

It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.

(**)	See note 30 for assets under construction by operating segment.
(***)	It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas.
(****)	In the case of land and assets under construction, it refers only to impairment losses.

Schedule of company recognized right-of-use assets

	Platforms	Vessels	Properties	Total
Balance at December 31, 2021	9,840	5,997	1,215	17,052
Cost	13,362	11,267	1,753	26,382
Accumulated depreciation, amortization and depletion	(3,522)	(5,270)	(538)	(9,330)
Balance at December 31, 2020	7,979	7,167	723	15,869
Cost	11,144	11,256	1,379	23,779
Accumulated depreciation, amortization and depletion	(3,165)	(4,089)	(656)	(7,910)

Schedule of Estimated Useful Life of Property Plant and Equipment

23.1.	Estimated useful life
	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2021
5 years or less	3,931	(3,436)	495
6 - 10 years	7,997	(5,991)	2,006
11 - 15 years	4,982	(1,358)	3,624
16 - 20 years	27,614	(15,434)	12,180
21 - 25 years	26,847	(6,200)	20,647
25 - 30 years	10,271	(3,042)	7,229
30 years or more	4,478	(1,944)	2,534
Units of production method	15,931	(9,244)	6,687
Total	102,051	(46,649)	55,402

Buildings and improvements	3,966	(1,690)	2,276
Equipment and other assets	98,085	(44,959)	53,126